SHAREHOLDERS' EQUITY - Stock Options Activity (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD shares
Share Capital, Reserves, And Other Equity Interest [Abstract]
Balance, beginning of year (in shares)	1,800,000	1,800,000	2,300,000	2,300,000
Options granted (in shares)			0	0
Options exercised (in shares)	(600,000)	(600,000)	(400,000)	(400,000)
Options expired (in shares)	0	0	(100,000)	(100,000)
Balance, end of year (in shares)	1,413,227	1,413,227	1,800,000	1,800,000
Exercisable at year-end (in shares)		828,233		1,200,000
Weighted Average Exercise Price, Balance, beginning of year | CAD		CAD 25.28		CAD 24.79
Weighted Average Exercise Price, Options granted	$ 34.96	34.96		0.00
Weighted average exercise price of share options exercised in share-based payment arrangement (in dollars per share)	$ 41.89	15.16	$ 31.71	14.93
Weighted Average Exercise Price, Options expired | CAD		0.00		111.30
Weighted Average Exercise Price, Balance, end of year | CAD		27.23		25.28
Weighted Average Exercise Price, Exercisable at year-end | CAD		CAD 25.03		CAD 25.18